Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of property plant and equipment, useful life	Depreciation and
amortization expense (excluding intangibles amortization) for the years ended December 31, 2021 and 2020 is $10.6 million and $6.5 million, respectively.

Asset	Useful Lives (In Years)
Charging stations and digital media screens	5-10
Capitalized research and development equipment	2-5
Computers and equipment	3-5
Furniture	5
Leasehold improvements	2-5
Capitalized software	3

Schedule of disaggregation of revenue	The Company disaggregates revenue by major category in the table below based on what it believes are the primary economic factors that impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts.

	Year ended December 31,
	2021	2020
	(in thousands)
Revenues
Behavior and Commerce	$25,961	$8,014
Network Development	5,224	10,598
Charging Network Operations	676	706
Network Intelligence	450	133
Total revenues	$32,311	$19,451